SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2016
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche 10	Tranche 11	Tranche 12	Tranche 13	Tranche 14
	5	6	7	8	9

	January 3	January 3	January 3,	January 2,	January 2,	January 2,	January 4,	April 19,	May 16,	August 3,
Grant date	2010	, 2011	2012	2013	2014	2015	2016	2016	2016	2016

Options outstanding as of October 1, 2014	120,000	115,000	365,000	360,000	350,000	-	-	-	-	-
Number of options granted	-	-	-	-	-	195,000	-	-	-	-
Options cancelled/expired	(120,000)	-	(5,000)	(5,000)	(5,000)	-	-	-	-	-

Options outstanding as of September 30, 2015	-	115,000	360,000	355,000	345,000	195,000	-	-	-	-
Number of options granted	-	-	-	-			185,000	600,000	200,000	200,000
Options cancelled/expired	-	(115,000)	-	-	-	-	-	-	-	-
Outstanding as of September 30, 2016	-	-	360,000	355,000	345,000	195,000	185,000	600,000	200,000	200,000

Options vested and exercisable
At September 30, 2015	-	115,000	360,000	355,000	345,000	195,000	-	-	-	-

At September 30, 2016	-	-	360,000	355,000	345,000	195,000	185,000	600,000	200,000	200,000

Weighted average fair value at the grant date (USD)	7.20	6.08	1.45	0.76	0.65	0.75	0.90	1.54	1.24	1.44

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10	Tranche 11	Tranche 12	Tranche 13	Tranche 14

Exercise price (US$)	12.23	10.84	2.55	1.44	1.27	1.48	1.38	2.05	1.65	2.00
Average risk-free interest rate	1.66%	1.03%	0.40%	0.37%	0.76%	1.07%	1.73%	1.79%	1.75%	1.55%
Expected option life (year)	3	3	3	3	3	3	5	10	10	10
Volatility rate	92.81%	88.03%	90.30%	81.98%	79.20%	79.67%	80.72%	69.27%	69.92%	65.37%
Dividend yield	-	-	-	-	-	-	-	-	-	-